Organization And Description Of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Organization And Description Of Business

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Yingxi Industrial Chain Group Co., Ltd. (“the Company”, “we”, “us” or “our”, Yingxi”) was incorporated on August 4, 2016 in the Republic of Seychelles. During the reporting period, the Company was mainly engaged in textile and garment manufacturing and providing logistics services to its customers. The Company also provides business consultancy to their customers in assisting them to identify weaknesses in their operation in order to optimize their efficiency. The Company also assists their customers in improving their supply chain management which involves the movement and storage of raw materials, of work in progress inventory, and of finished goods from point of origin to point of consumption.

Recent Developments

Our subsidiaries were controlled by the same owners immediately prior to their acquisition by Yingxi. As a result of the acquisition of the subsidiaries by Yingxi, they became 100% owned subsidiaries of Yingxi. As these transactions are between entities under common control, the Company has reported the results of operations for the period in a manner similar to a pooling of interests and has consolidated financial results since the initial date in which the above companies were under common control. Assets and liabilities were combined on their carrying values and no recognition of goodwill was made. The Company has presented earnings per share based on the new parent company shares issued to the former shareholders of the Company.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Yingxi Industrial Chain Group Co., Ltd. (“the Company”, “we”, “us” or “our”, Yingxi”) was incorporated on August 4, 2016 in the Republic of Seychelles. During the reporting period, the Company was mainly engaged in textile and garment manufacturing and providing logistics services to its customers. The Company also provides business consultancy to their customers in assisting them to identify weaknesses in their operation in order to optimize their efficiency. The Company also assists their customers in improving their supply chain management which involves the movement and storage of raw materials, of work in progress inventory, and of finished goods from point of origin to point of consumption.

Recent Developments

Our subsidiaries were controlled by the same owners immediately prior to their acquisition by Yingxi. As a result of the acquisition of the subsidiaries by Yingxi, they became 100% owned subsidiaries of Yingxi. As these transactions are between entities under common control, the Company has reported the results of operations for the period in a manner similar to a pooling of interests and has consolidated financial results since the initial date in which the above companies were under common control. Assets and liabilities were combined on their carrying values and no recognition of goodwill was made. The Company has presented earnings per share based on the new parent company shares issued to the former shareholders of the Company.